Income Taxes - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Statutory federal income tax rate			35.00%	35.00%	34.00%
Federal net operating loss or tax credit carryforwards			$ 0
Option-related excess tax benefits			0	0
Unrecognized tax benefits			0	0
Penalties and interest			0	0
Undistributed earnings of our foreign subsidiaries			1,200,000
Income Tax Expense (Benefit)	$ 10,959,000	$ 11,201,000	$ 16,360,000	$ 11,502,000	$ 1,533,000
Effective Income Tax Rate Reconciliation, Percent	38.30%	38.00%